Other Receivables and Other Liabilities (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Allocation, Asset and Liability [Line Items]
Other receivables	$ 4,738	$ 3,786
Other liabilities	$ 2,352	$ 2,382